Income Taxes - Schedule of Components of Provision for Benefit from Income Taxes (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Federal
U.S. Federal		$ (12,214)
A Place For Rover INC
U.S. Federal
State						$ (5,000)	$ (29,000)
Foreign						(204,000)	(91,000)	$ (9,000)
Total current						(209,000)	(120,000)	(9,000)
Foreign						303,000	588,000	278,000
Total deferred tax benefit						303,000	588,000	278,000
Total income tax benefit	$ 331,000		$ 29,000	$ 317,000	$ 52,000	$ 94,000	$ 468,000	$ 269,000